ASSETS HELD FOR SALE - Narrative (Details) € in Millions, $ in Millions, $ in Billions				1 Months Ended	3 Months Ended
	Jun. 29, 2026 USD ($) MW	May 29, 2026 USD ($) GW MW	Jan. 09, 2026 USD ($) MW	Jul. 31, 2026 USD ($) GW	Jun. 30, 2026 USD ($) MW	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 COP ($)	Mar. 31, 2026 USD ($) GW	Dec. 31, 2025 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment, at fair value					$ 69,616				$ 70,456
Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale								$ 1,300
2.3 MW Operating Wind Assets in United State
Disclosure of analysis of single amount of discontinued operations [line items]
Wind and solar power capacity (in MW) | GW								2.3
Proceeds from sale								$ 316
2.3 MW Operating Wind Assets in United State | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale								$ 1,300
2.1 GW Portfolio Operating Wind And Solar Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale		$ 200
Revaluation surplus		36
2.1 GW Portfolio Operating Wind And Solar Assets | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale				$ 105
2.1 GW Portfolio Operating Wind And Solar Assets | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale		$ 787
Portion of ownership interest sold		67.00%
Portfolio operating wind and solar assets (in GW) | GW		2.1
Revaluation surplus		$ 187
2.1 GW Portfolio Operating Wind And Solar Assets | Brookfield Renewable and Institutional Partners | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale				$ 394
Portion of ownership interest sold				33.00%
Portfolio operating wind and solar assets (in GW) | GW				2.1
246 MW Group of Solar Assets | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Solar power capacity (in MW) | MW		246
403 MW U.S. Hydroelectric Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale	$ 127		$ 111		249
Revaluation surplus					106
403 MW U.S. Hydroelectric Portfolio | Accumulated depreciation and amortisation
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment, at fair value					(56)
403 MW U.S. Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale	$ 261		$ 230		$ 522
Portion of ownership interest sold	25.00%		25.00%		50.00%	50.00%	50.00%
Hydro power capacity (in MW) | MW	403		403		403
Revaluation surplus					$ 827
403 MW U.S. Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners | Accumulated depreciation and amortisation
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment, at fair value					$ (474)
448 MW Hydroelectric Portfolio, United States | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity (in MW) | MW					448
45 MW United States Hydroelectric Assets | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity (in MW) | MW					45
Colombian Renewables Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale					$ 152		$ 601
Revaluation surplus					65
Colombian Renewables Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale					$ 424		1,610
Hydro power capacity (in MW) | MW					218
Revaluation surplus					$ 174
39 MW Columbian Renewable Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale					62		228
Revaluation surplus					36
39 MW Columbian Renewable Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale					$ 167		$ 612
Hydro power capacity (in MW) | MW					39
Revaluation surplus					$ 96
420 MW Portfolio Operating Wind And Solar Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale					76	€ 65
Revaluation surplus					$ 26
420 MW Portfolio Operating Wind And Solar Assets | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Wind and solar power capacity (in MW) | MW					420
Proceeds from sale					$ 408	€ 352
Revaluation surplus					$ 124
633 MW India Wind And Solar Assets Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Hydro power capacity (in MW) | MW					633